Significant partly-owned subsidiary - Selected Income and Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Total operating revenues	$ 23,964	$ 23,468
Net earnings	3,253	2,973
Net earnings attributable to NCI	62	44
Total comprehensive income	3,486	3,150
Total comprehensive income attributable to NCI	58	49
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Total operating revenues	878	857
Net earnings	193	131
Net earnings attributable to NCI	61	42
Total comprehensive income	181	149
Total comprehensive income attributable to NCI	58	47
Cash dividends paid to NCI	65	16
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Total comprehensive income attributable to NCI	$ 5	$ 4